Annual Fund Operating Expenses - Direxion Daily Financial Bull 3X Shares - Direxion Daily Financial Bull 3X Shares	Feb. 28, 2021
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.19%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.99%

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.